SCHEDULE OF FUTURE MINIMUM RENT PAYABLE UNDER NON-CANCELABLE OPERATING AND FINANCING LEASES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Leases
The remainder of 2026	$ 31,476
2027	62,952
2028	62,952
2029 and thereafter	125,903
Total lease payments	283,282
Less: imputed interest	(32,202)
Total operating lease liabilities, net of interest	$ 251,080	$ 279,627